Derivatives (Tables)	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Summary of Derivative Asset and Liability

						2024

Derivatives	Derivative assets					Derivative liabilities

	Insurance related			Non- Insurance related	Total	Insurance related			Non- Insurance related	Total

	Insurance contracts		Investment contracts with DPF			Insurance contracts		Investment contracts with DPF

	Direct part.	Without direct part.	Direct part.			Direct Part.	Without direct part.	Direct Part.
FVPL - mandatorily

Derivatives not designated in a hedge	66	477	53	10	606	157	983	135	56	1,331

Derivatives designated as fair value hedges	-	3	-	-	3	-	3	-	-	3

Derivatives designated as cash flow hedges	-	136	-	-	136	-	1,100	-	-	1,100

Derivatives designated as net foreign investment hedges	-	-	-	26	26	-	-	-	2	2

Total	66	616	53	36	771	157	2,085	135	58	2,435

Segregated by:

Derivatives where Aegon bears the risk for financial performance	-	616	-	26	643	-	2,085	-	44	2,129

Derivatives where the policyholder bears the risk for financial performance	66	-	53	10	129	157	-	135	14	306

						2023

Derivatives	Derivative assets					Derivative liabilities

	Insurance related			Non- Insurance related	Total	Insurance related			Non- Insurance related	Total

	Insurance contracts		Investment contracts with DPF			Insurance contracts		Investment contracts with DPF

	Direct part.	Without direct part.	Direct part.			Direct part.	Without direct part.	Direct part.
FVPL - mandatorily

Derivatives not designated in a hedge	35	1,171	25	7	1,238	296	823	300	47	1,466

Derivatives designated as fair value hedges	-	4	-	1	4	-	4	-	-	4

Derivatives designated as cash flow hedges	-	147	-	-	147	-	961	-	-	961

Derivatives designated as net foreign investment hedges	-	-	-	39	39	-	-	-	48	48

Total	35	1,322	25	46	1,429	296	1,788	300	96	2,479

Segregated by:

Derivatives where Aegon bears the risk for financial performance	-	1,322	-	40	1,361	-	1,788	-	90	1,878

Derivatives where the policyholder bears the risk for financial performance	35	-	25	7	67	296	-	300	5	601

Derivatives Not Designated In Hedge

	Derivative asset		Derivative liability

Derivatives not designated in a hedge – where Aegon bears the risk	2024	2023	2024	2023

Derivatives held as an economic hedge	477	1,171	954	812

Bifurcated embedded derivatives	-	-	71	53

Total	477	1,171	1,025	865

Credit Derivative Disclosure By Quality

	2024		2023

Credit derivative disclosure by quality	Notional	Fair value	Notional	Fair value

AAA	4	-	3	-

AA	111	1	97	1

A	1,233	16	1,021	16

BBB	2,310	50	2,746	52

BB	141	1	119	1

B or lower	51	-	57	-

Total	3,851	68	4,043	71

Disclosure of gain (loss) on fair value hedge ineffectiveness

Hedge ineffectiveness and reclassification of gains (losses)	2024	2023	2022

Hedge ineffectiveness on cash flow hedges	-	3	(3)

Gains (losses) reclassified from equity into the income statement	42	20	(102)

Expected deferred gain (loss) to be reclassified from equity into net result during the next 12 months	88	114	116

Summary of Cash Flows are Expected to Occur
The periods when the contractual, undiscounted cash flows are expected to occur are as follows:

	< 1yr	1 < 2 yrs	2 < 3 yrs	3 < 4 yrs	4 < 5 yrs	> 5 yrs	Total 2024

Cash inflows	582	425	380	323	286	6,587	8,583

Cash outflows	475	360	323	259	246	11,644	13,308

Net cash flows	107	65	57	64	40	(5,057)	(4,725)

	< 1yr	1 < 2 yrs	2 < 3 yrs	3 < 4 yrs	4 < 5 yrs	> 5 yrs	Total 2023

Cash inflows	282	253	260	286	341	7,509	8,930

Cash outflows	560	224	244	266	271	12,248	13,813

Net cash flows	(277)	28	16	19	70	(4,740)	(4,883)

Summary of Information about Terms and Conditions of Hedging Instruments
The following table sets out the maturity profile and average price/rate of the hedging instruments used in Aegon’s hedging strategies:

Notionals are in EUR million					2024

			Maturity

	Up to 1 month	1-3 months	3-12 months	1-5 years	> 5 years

Fair value hedges

Interest rate contracts

Notional	-	-	-	10	22

Foreign exchange contracts

Notional	-	-	-	-	9

Cash flow hedges

Interest rate contracts

Notional	-	-	-	-	5,352

Average fixed interest rate	-	-	-	-	3.06%

Foreign exchange contracts

Notional	-	-	-	190	1,013

Average exchange rate EUR/USD	-	-	-	1.13	1.13

Average exchange rate EUR/GBP	-	-	-	-	-

Average exchange rate USD/EUR	-	-	-	0.88	0.89

Average exchange rate USD/GBP	-	-	-	0.74	0.76

Average exchange rate GBP/EUR	-	-	-	-	-

Average exchange rate GBP/USD	-	-	-	1.35	1.32

Net investment hedges

Foreign exchange - FX forward

Notional	22	5	-	-	-

Average exchange rate EUR/USD	0.97	0.97	-	-	-

Average exchange rate EUR/GBP	1.21	1.21	-	-	-

Notionals are in EUR million					2023

			Maturity

	Up to 1 month	1-3 months	3-12 months	1-5 years	> 5 years

Fair value hedges

Interest rate contracts

Notional	-	-	-	88	21

Foreign exchange contracts

Notional	-	-	-	-	8

Cash flow hedges

Interest rate contracts

Notional	-	-	-	-	5,540

Average fixed interest rate	-	-	-	-	2.83%

Foreign exchange contracts

Notional	-	-	-	121	835

Average exchange rate EUR/USD	-	-	-	1.16	1.13

Average exchange rate EUR/GBP	-	-	-	-	-

Average exchange rate USD/EUR	-	-	-	0.87	0.88

Average exchange rate USD/GBP	-	-	-	0.74	0.76

Average exchange rate GBP/EUR	-	-	-	1.35	1.32

Average exchange rate GBP/USD	-	-	-	-	-

Net investment hedges

Foreign exchange - FX forward

Notional	(8)	(1)	-	-	-

Average exchange rate EUR/USD	0.91	0.91	-	-	-

Average exchange rate EUR/GBP	1.15	-	-	-	-

Summary of Detailed Information about Hedging Instruments
The following table contains details of the hedging instruments used in Aegon’s hedging strategies that are booked under line item “Derivatives” in the consolidated statement of financial position:

	2024

	Carrying amounts

	Notional	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness

Fair value hedges

Interest rate contracts	32	-	3	2

Foreign exchange contracts	9	3	-	(1)

Cash flow hedges

Interest rate contracts	5,352	12	1,092	(106)

Foreign exchange contracts	1,202	124	8	15

Net investment hedges

Foreign exchange - FX forward	27	26	2	-

	2023

	Carrying amounts

	Notional	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness

Fair value hedges

Interest rate contracts	109	1	4	-

Foreign exchange contracts	8	4	-	1

Cash flow hedges

Interest rate contracts	5,540	42	950	106

Foreign exchange contracts	956	105	11	(44)

Net investment hedges

Foreign exchange - FX forward	(9)	39	48	-

Summary of Detailed Information About Hedged Items
The following table contains details of the hedged exposures covered by Aegon’s hedging strategies that are booked under line item “Derivatives” in the consolidated statement of financial position:

	2024

	Carrying amounts		Accumulated amount of fair value adjustments on the hedged item

	Assets	Liabilities	Assets	Liabilities	Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment

Fair value hedges

Corporate Debt Hedge Program	-	66	-	(19)	Trust pass-through securities	3

					Investment contracts without

Offshore Liability Hedge Program	-	12	-	2	discretionary participating features	-

Synthetic Asset Fair value hedges	35	-	3	-	Investments	(1)

						2023

	Carrying amounts		Accumulated amount of fair value adjustments on the hedged item

	Assets	Liabilities	Assets	Liabilities	Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment

Fair value hedges

Corporate Debt Hedge Program	-	67	-	(13)	Trust pass-through securities	3

					Investment contracts without

Offshore Liability Hedge Program	-	12	-	2	discretionary participating features	-

Synthetic Asset Fair value hedges	34	-	4	-	Investments	1

	2024

		Cash flow hedge / currency translation reserve

	Change in fair value of hedged item for ineffectiveness assessment	Continuing hedges	Discontinued hedges

Cash flow hedges

Synthetic Asset Cash flow hedges	(215)	189	-

Life & Health Liability Investment Risk Hedge Program	(111)	(483)	126

Long Term Care (LTC) Liability Hedge Program	(21)	(38)	1,095

IMD Payout Hedge	-	-	31

TRS (Vivendi) Hedge	-	-	3

Net investment hedges

Investments in foreign operations	-	(383)	-

	2023

		Cash flow hedge / currency translation reserve

	Change in fair value of hedged item for ineffectiveness assessment	Continuing hedges	Discontinued hedges

Cash flow hedges

Synthetic Asset Cash flow hedges	11	87	-

Life & Health Liability Investment Risk Hedge Program	5	(348)	232

Long Term Care (LTC) Liability Hedge Program	1	(15)	1,085

IMD Payout Hedge	-	-	29

TRS (Vivendi) Hedge	-	-	3

Net investment hedges

Investments in foreign operations	-	(324)	-

Summary of Information Regarding the Effectiveness of the Hedging
The following table contains information regarding the effectiveness of the hedging relationships designated by Aegon, as well as the impacts on profit or loss and other comprehensive income that are booked under line item “Results from financial transactions” (including the reclassified amount where applicable):

2024

Amounts reclassified from reserves to P&L as

	Gains / (loss) recognized in OCI	Hedge ineffectiveness recognized in P&L	P&L line item that includes hedge ineffectiveness	hedged cash flows will no longer occur	hedged item affected P&L

Fair value hedges

Interest rate contracts	n.a.	(2)	Results from financial transactions	n.a.	n.a.

Foreign exchange contracts	n.a.	-	Results from financial transactions	n.a.	n.a.

Cash flow hedges

Interest rate contracts	-	-	Results from financial transactions	-	-

Foreign exchange contracts	-	-	Results from financial transactions	-	-

Net investment hedges

Foreign exchange - FX forward	-	-	Results from financial transactions	-	-

					2023

				Amounts reclassified from reserves to P&L as

	Gains / (loss) recognized in OCI	Hedge ineffectiveness recognized in P&L	P&L line item that includes hedge ineffectiveness	hedged cash flows will no longer occur	hedged item affected P&L

Fair value hedges

Interest rate contracts	n.a.	(3)	Results from financial transactions	n.a.	n.a.

Foreign exchange contracts	n.a.	-	Results from financial transactions	n.a.	n.a.

Cash flow hedges

Interest rate contracts	-	-	Results from financial transactions	-	-

Foreign exchange contracts	-	(2)	Results from financial transactions	-	-

Net investment hedges

Foreign exchange - FX forward	-	-	Results from financial transactions	-	-

Summary of Nominal Amount and Fair Value of Credit Derivatives

	CDSs

Credit derivative disclosure by quality	Nominal amount	Fair value

On January 1, 2024	4,043	71

Increase/(Decrease) during the year	(192)	(2)

On December 31, 2024	3,851	68

	CDSs

Credit derivative disclosure by quality	Nominal amount	Fair value

On January 1, 2023	4,820	28

Increase/(Decrease) during the year	(778)	43

On December 31, 2023	4,043	71